WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands							3 Months Ended		6 Months Ended
	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jan. 04, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares							12,593,240		12,593,240			10,965,585				7,056,972
Gain (loss) on revaluation of warrant liability | $							$ (421)	$ 2,749	$ (3,775)	$ 2,344
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares	1,403,151										1,403,151
Warrants exercise price | (per share)	$ 1.50										$ 2.05
Warrants exercisable term	2 years
Warrants volatility rate	1.07
Warrants risk-free interest rate	0.0392
Warrants, expected life	2 years
Warrants, fair value share price											$ 1.80
Gain (loss) on revaluation of warrant liability | $							138		894
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares		647,891											647,891
Warrants exercise price | (per share)		$ 1.50											$ 2.05
Warrants exercisable term		2 years
Warrants volatility rate		1.07
Warrants risk-free interest rate		0.0419
Warrants, expected life		2 years
Warrants, fair value share price													$ 1.62
Gain (loss) on revaluation of warrant liability | $							64		461
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares			1,909,134	1,909,134										1,909,134	1,909,134
Warrants exercise price | (per share)			$ 2.20	$ 2.20										$ 2.93	$ 2.93
Warrants exercisable term			2 years	2 years
Warrants volatility rate			0.99	0.99
Warrants risk-free interest rate			0.0445	0.0445
Warrants, expected life			2 years	2 years
Warrants, fair value share price														$ 2.99	$ 2.99
Gain (loss) on revaluation of warrant liability | $							112		1,084
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares					891,778
Warrants exercise price					$ 2.35
Warrants exercisable term					2 years
Warrants volatility rate					0.93
Warrants risk-free interest rate					0.0362
Warrants, expected life					2 years
Warrants, fair value share price					$ 1.74
Gain (loss) on revaluation of warrant liability | $							58	1,004	528	1,004
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding | shares						1,489,166
Warrants exercise price						$ 2.35
Warrants exercisable term						2 years
Warrants volatility rate						1.10
Warrants risk-free interest rate						0.0394
Warrants, expected life						2 years
Warrants, fair value share price						$ 1.56
Gain (loss) on revaluation of warrant liability | $							$ 69	$ 1,745	$ 805	$ 1,362